Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Outstanding Convertible Note

The table below summarizes the outstanding Convertible Note as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Principal value of Convertible Notes (1)	$20,555,820	$17,836,864
Debt discount, net of amortization(2)	(3,316,899)	(3,750,932)
Convertible Note payable	$17,238,921	$14,085,932

(1)	Includes $17,497,739 and $16,644,699 of principal for the December 2023 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $1,253,475 and $1,192,165 of principal for the August 2024 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $1,804,606 and $0 of principal for the January 2025 Convertible Note.
(2)	Includes $2,966,525 and $3,419,065 of debt discount for the December 2023 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $187,836 and $331,867 of debt discount for the August 2024 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $162,538 and $0 of debt discount for the January 2025 Convertible Note as of March 31, 2025 and December 31, 2024, respectively.

The table below summarizes the outstanding Convertible Note as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

Principal value of Convertible Note (1)	$17,836,864	$15,819,209
Debt discount, net of amortization (2)	(3,750,932)	(5,164,765)
Convertible Note payable	$14,085,932	$10,654,444

(1)	Includes $16,644,699 and $15,819,209 of principal for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $1,192,165 and $0 of principal for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.

(2)	Includes $3,419,065 and $5,164,765 of debt discount for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $331,867 and $0 of debt discount for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.

Schedule of Disaggregation of Interest Expense

The table below presents the disaggregation of interest expense for the three months ended March 31, 2025:

Three months ended March 31, 2025
Contractual interest expense	$1,136,606
Debt discount amortization	448,413
Debt issuance cost amortization	271,960
Total	$1,856,979

The table below presents the disaggregation of interest expense for the years ended December 31, 2024 and 2023:

	Year ended December 31, 2024	Year ended December 31, 2023
Contractual interest expense	$3,459,439	$561,095
Debt discount amortization	753,904	49,433
Debt issuance cost amortization	1,042,141	42,901
Finance costs and other	14,920	-
Total	$5,270,404	$653,429